Organization and Nature of Business (Details)		1 Months Ended	6 Months Ended
	Jul. 07, 2017	Feb. 18, 2017	Dec. 31, 2017	Jan. 05, 2017
Organization and Nature of Business (Textual)
Foreign owned enterprise investment percentage, description			The Company's Chinese subsidiary, Trans Pacific Shipping Limited, a wholly-owned foreign enterprise ("Trans Pacific Beijing"), is the 90% owner of Trans Pacific Logistics Shanghai Limited ("Trans Pacific Shanghai"). Trans Pacific Beijing and Trans Pacific Shanghai are referred to collectively as "Trans Pacific".
Percentage of service fee receivable	15.00%
Minimum [Member]
Organization and Nature of Business (Textual)
Percentage of service fee receivable		1.00%
Maximum [Member]
Organization and Nature of Business (Textual)
Percentage of service fee receivable		1.25%
ACH Trucking Center [Member]
Organization and Nature of Business (Textual)
Ownership percentage by parent				51.00%